Borrowings (Details) - USD ($)								1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Oct. 14, 2022	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Jul. 01, 2024	Oct. 31, 2023
Borrowings (Details) [Line Items]
Principal amount					$ 30,000,000
Payments of technical services											$ 10,000,000
Percentage of interest	3.00%								3.00%		3.00%
Other income (expense)									$ 26,598,000	$ (428,000)	$ (24,048,000)	$ (21,687,000)
Long-term debt, non-current	$ 13,279,000			$ 13,340,000					$ 13,279,000		$ 13,279,000		$ 13,340,000
Percentage of conversion price		40.00%									80.00%
Equity value											$ 250,000,000
Exercise price (in Dollars per share)	$ 0.1								$ 0.1		$ 0.1						$ 0.00339
Issuance costs		$ 8,900,000
Total fair value of convertible notes		52,700,000		15,600,000									15,600,000
Percentage of senior secured notes											6.00%
Loss on extinguishment											$ (26,359,000)
Remeasured the fair value of the convertible notes									(14,577,000)		(31,664,000)
Additional paid-in capital increased by conversion of convertible notes	$ 102,200,000								$ 102,200,000		$ 102,200,000
Bridge Warrants [Member]
Borrowings (Details) [Line Items]
Total warrants (in Shares)	1,336,723								1,336,723		1,336,723
Exercise price (in Dollars per share)	$ 0.00339								$ 0.00339		$ 0.00339
Fair value	$ 17,600,000								$ 17,600,000		$ 17,600,000
Senior Secured Notes [Member]
Borrowings (Details) [Line Items]
Cash proceeds											$ 50,000,000
Debt term amount				10,000,000									10,000,000
Convertible note				10,000,000									10,000,000
Remaining outstanding principal				20,000,000									20,000,000
Unamortized issuance costs				100,000									100,000
Accrued interest				1,700,000
Secured note				11,800,000									$ 11,800,000
Prepaid amount				$ 5,400,000
Treasury rate, percentage				6.00%
Interest rate				12.00%									12.00%
Other income (expense)				$ 2,500,000
Outstanding principal balance	$ 12,000,000			$ 11,800,000
Effective interest rate, percentage	8.30%			8.30%					8.30%		8.30%		8.30%
Long-term debt, non-current	$ 13,300,000			$ 13,300,000					$ 13,300,000		$ 13,300,000		$ 13,300,000
Interest expense									300,000	$ 900,000	900,000	$ 2,600,000
Interest payments								$ 250,000
Principal amount	500,000
Bridge Financing Notes [Member]
Borrowings (Details) [Line Items]
Issuance costs	3,500,000								3,500,000		3,500,000
Deferred cost											14,100,000
Loss on extinguishment											26,400,000
Remeasured the fair value of the convertible notes											102,200,000
Bridge Convertible Notes [Member]
Borrowings (Details) [Line Items]
Fair value	$ 7,000,000								$ 7,000,000		7,000,000
Second Bridge Convertible Note [Member]
Borrowings (Details) [Line Items]
Principal amount			$ 5,000,000
Deferred cost			$ 2,500,000
Third Bridge Convertible Note [Member]
Borrowings (Details) [Line Items]
Principal amount		$ 17,700,000													$ 4,000,000	$ 2,400,000
Promissory Note [Member]
Borrowings (Details) [Line Items]
Aggregate amount											$ 600,000
Repayment of outstanding balance								600,000
Convertible Promissory Note [Member]
Borrowings (Details) [Line Items]
Total warrants (in Shares)	1,000,000								1,000,000		1,000,000
Aggregate amount											$ 2,300,000
Repayment of outstanding balance								$ 2,300,000
Minimum [Member]
Borrowings (Details) [Line Items]
Percentage of conversion price		40.00%
Percentage of estimated qualified offering occured .				10.00%
Maximum [Member]
Borrowings (Details) [Line Items]
Percentage of conversion price		80.00%
Percentage of estimated qualified offering occured .				90.00%
Related Party [Member]
Borrowings (Details) [Line Items]
Total fair value of convertible notes				$ 2,100,000									$ 2,100,000
Related Party [Member] | Convertible Promissory Note [Member]
Borrowings (Details) [Line Items]
Warrant price (in Dollars per share)											$ 1.5
Sponsor [Member] | Third Bridge Convertible Note [Member]
Borrowings (Details) [Line Items]
Principal amount		$ 1,400,000
Original PIPE Subscription Agreements [Member]
Borrowings (Details) [Line Items]
Principal amount																	$ 2,000,000
Percentage of conversion price											80.00%
Original PIPE Subscription Agreements [Member] | Senior Secured Notes [Member]
Borrowings (Details) [Line Items]
Principal amount																	$ 7,000,000
Original PIPE Subscription Agreements [Member] | Bridge Financing Notes [Member]
Borrowings (Details) [Line Items]
Accrue interest																	8.00%
BOLT THREADS, INC. [Member]
Borrowings (Details) [Line Items]
Company borrow maximum loan						$ 1,000,000
Company repaid outstanding balance						$ 2,800,000
Principal amount					30,000,000
Payments of technical services					$ 10,000,000
Percentage of interest				3.00%									3.00%
Cash proceeds													$ 50,000,000
Debt term amount				$ 10,000,000									10,000,000
Convertible note				300,000									300,000	$ 0
Prepaid amount													5,400,000
Other income (expense)													(23,087,000)	1,348,000
Long-term debt, non-current				13,340,000									$ 13,340,000	29,745,000
Percentage of conversion price													80.00%
Equity value													$ 250,000,000
Exercise price (in Dollars per share)																	$ 0.001
Total fair value of convertible notes				$ 7,400,000									7,400,000
Remeasured the fair value of the convertible notes													$ (281,000)
BOLT THREADS, INC. [Member] | Bridge Warrants [Member]
Borrowings (Details) [Line Items]
Total warrants (in Shares)				4,534,468									4,534,468
Exercise price (in Dollars per share)				$ 0.001									$ 0.001
Fair value				$ 17,600,000									$ 17,600,000
BOLT THREADS, INC. [Member] | Senior Secured Notes [Member]
Borrowings (Details) [Line Items]
Convertible note				10,000,000									10,000,000
Remaining outstanding principal				20,000,000									20,000,000
Unamortized issuance costs				100,000									100,000
Accrued interest													1,700,000
Secured note				$ 11,800,000									11,800,000
Prepaid amount													$ 5,400,000
Treasury rate, percentage													6.00%
Interest rate				12.00%									12.00%
Other income (expense)														2,500,000
Outstanding principal balance													$ 11,800,000	$ 29,700,000
Effective interest rate, percentage				8.30%									8.30%	10.90%
Long-term debt, non-current				$ 13,300,000									$ 13,300,000
Interest expense													3,500,000	$ 700,000
BOLT THREADS, INC. [Member] | Bridge Financing Notes [Member]
Borrowings (Details) [Line Items]
Issuance costs				3,500,000									3,500,000
Deferred cost													14,100,000
BOLT THREADS, INC. [Member] | Bridge Convertible Notes [Member]
Borrowings (Details) [Line Items]
Fair value				7,000,000									7,000,000
Total fair value of convertible notes				2,100,000									2,100,000
BOLT THREADS, INC. [Member] | Ginkgo Convertible Notes [Member]
Borrowings (Details) [Line Items]
Total fair value of convertible notes				10,400,000									10,400,000
BOLT THREADS, INC. [Member] | Term Loans [Member]
Borrowings (Details) [Line Items]
Company borrow maximum loan							$ 5,000,000
BOLT THREADS, INC. [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Total fair value of convertible notes				2,000,000									$ 2,000,000
Percentage of estimated qualified offering occured .													10.00%
BOLT THREADS, INC. [Member] | Maximum [Member]
Borrowings (Details) [Line Items]
Total fair value of convertible notes				$ 7,000,000									$ 7,000,000
Percentage of estimated qualified offering occured .													90.00%
BOLT THREADS, INC. [Member] | Original PIPE Subscription Agreements [Member]
Borrowings (Details) [Line Items]
Principal amount																	$ 2,000,000
Percentage of conversion price													80.00%
BOLT THREADS, INC. [Member] | Original PIPE Subscription Agreements [Member] | Senior Secured Notes [Member]
Borrowings (Details) [Line Items]
Principal amount																	$ 7,000,000
BOLT THREADS, INC. [Member] | Original PIPE Subscription Agreements [Member] | Bridge Financing Notes [Member]
Borrowings (Details) [Line Items]
Accrue interest																	8.00%
Sponsor [Member] | Third Bridge Convertible Note [Member]
Borrowings (Details) [Line Items]
Principal amount		$ 13,700,000